Other Non-Current Asset (Tables)	12 Months Ended
Dec. 31, 2021
Other Non-current Assets
Schedule of long-term held-to-maturity debt securities by contractual maturity date

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$

Due in 1 year through 2 years	2,217,888	8,936,424	1,402,320
Due in 2 years through 3 years	2,097,208	4,072,475	639,060
	4,315,096	13,008,899	2,041,380